[GRAPHIC]


                                                 Semiannual Report June 30, 2001


Oppenheimer

Multiple Strategies Fund/VA

A Series of Oppenheimer Variable Account Funds


                                               [LOGO]    Oppenheimer Funds(R)
                                                         The Right Way to Invest



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Oppenheimer Variable Account Funds--Oppenheimer Multiple Strategies Fund/VA
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================================================================================

Objective

Oppenheimer Multiple Strategies Fund/VA, a series of Oppenheimer
Variable Account Funds, seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

================================================================================

Narrative by Richard Rubinstein, Portfolio Manager

For the six-month period ended June 30, 2001, Oppenheimer Multiple Strategies Fund/VA provided a cumulative total return of 5.34%,(1) a strong performance in a relatively challenging market environment. We attribute the Fund's good returns to its broadly diversified, multiple strategies approach. Our investment style enabled the Fund to participate in the strongest areas of the stock market when market leadership shifted from a narrow list of growth stocks to a more broadly based group of stocks.

     During 2001, the U.S. economy's expansion continued to slow in the face of reduced levels of corporate spending, rising energy prices and declining consumer confidence. These conditions caused revenues and earnings to fall short of expectations across a wide range of traditional growth-oriented industries. Early in 2001, investors turned to more defensive industries that appeared well positioned to continue growing despite the economic slowdown.

Our portfolio allocations at the end of the six-month period were approximately 52% equities, 37% bonds and 9% cash based on net assets.(2) Within the stock segment, assets were devoted to value, growth, contrarian and international stocks, as well as dividend-yielding stocks and convertibles. In effect, the Fund currently represents a "portfolio for all seasons" because of its broad participation in many different market sectors and investment styles.

     The Fund benefited from participation in high quality fixed income securities during a time when most lower quality bonds did relatively poorly. This disparity was particularly apparent in our high quality corporate bond holdings, which held up relatively well when economic conditions continued to deteriorate. In contrast, lower quality, high yield corporate bonds were punished by investors who became concerned about higher default rates in a slowing economy.

     We also received good performance from our investments in Treasury, mortgage-based securities and, in the foreign bond sector, emerging market bonds. In the latter category, we focused on highly rated securities such as Brady Bonds, which are foreign government debt securities backed by U.S. Treasury bills on deposit with the Federal Reserve Bank. Bonds from such nations as Australia, New Zealand and Canada held back performance because of their currencies' weakness relative to the U.S. dollar.

     In terms of our equity investments, we received the best returns from the stocks of companies in traditional, "old economy" market sectors such as basic industries. That's primarily because these types of stocks had been out of favor in 1999 and early 2000, when technology stocks were all the rage. Chemical companies, metals producers and the like saw their stocks rally when disillusioned investors turned away from technology and "rediscovered" certain long-neglected areas of the market.



In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

(1) Total returns include changes in net asset value per share and reinvestment of dividends and capital gains distributions and does not include the charges associated with the separate account products, which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

(2) The Fund's portfolio is subject to change. The Fund's investment strategies and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                    Oppenheimer Multiple Strategies Fund/VA

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Oppenheimer Variable Account Funds--Openheimer Multiple Strategies Fund/VA
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The energy industry group was one of the brightest spots in the market during 2001. With oil prices remaining at relatively high levels, oil companies have increased their pace of exploration and production. This has directly benefited companies that provide support services to the major integrated oil companies. Real estate investment trusts also continued to produce attractive returns.

     Because we consider the Fund "a portfolio for all seasons," we are optimistic, regardless of which areas of the market perform best over the next several months. With that said, we believe that the investment environment remains uncertain. On one hand, declining corporate earnings, low consumer confidence and rising inventories bode poorly for the immediate future. On the other hand, low interest rates, low inflation and significant declines in stock prices bode well for the longer term. As a result, in our view, market valuations should begin to recover at some point in the future. In the meantime, we are searching the marketplace for opportunities to acquire stocks of good franchises at attractive prices. This multifaceted, selective approach to stocks and bonds is the essence of what makes Oppenheimer Multiple Strategies Fund/VA an important part of The Right Way to Invest.


                     Oppenheimer Multiple Strategies Fund/VA                  3

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Statement of Investments June 30, 2001 (Unaudited)
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

                                                                    Market Value
                                                          Shares    See Note 1
================================================================================
Common Stocks--51.7%
--------------------------------------------------------------------------------
Basic Materials--4.3%
--------------------------------------------------------------------------------
Chemicals--2.7%
Bayer AG, Sponsored ADR                                    15,000   $    584,131
--------------------------------------------------------------------------------
Cabot Corp.                                                21,900        788,838
--------------------------------------------------------------------------------
Dow Chemical Co.(1)                                        62,000      2,061,500
--------------------------------------------------------------------------------
Engelhard Corp.(1)                                        127,000      3,275,330
--------------------------------------------------------------------------------
Ferro Corp.                                                88,000      1,919,280
--------------------------------------------------------------------------------
Goodrich Corp.(1)                                          40,600      1,541,988
--------------------------------------------------------------------------------
Hercules, Inc.                                            120,000      1,356,000
--------------------------------------------------------------------------------
IMC Global, Inc.                                           70,000        714,000
--------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                   64,000      1,608,320
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                      74,600      1,147,348
--------------------------------------------------------------------------------
Praxair, Inc.                                              33,000      1,551,000
                                                                    ------------
                                                                      16,547,735
--------------------------------------------------------------------------------
Metals--0.5%
Alcoa, Inc.(1)                                             39,000      1,536,600
--------------------------------------------------------------------------------
Inco Ltd.(2)                                               57,000        983,820
--------------------------------------------------------------------------------
UCAR International, Inc.(2)                                66,400        793,480
                                                                    ------------
                                                                       3,313,900
--------------------------------------------------------------------------------
Paper--1.1%
Georgia-Pacific Corp.                                      80,000      2,708,000
--------------------------------------------------------------------------------
Sappi Ltd., Sponsored ADR                                  82,000        733,900
--------------------------------------------------------------------------------
Sonoco Products Co.                                        95,000      2,363,600
--------------------------------------------------------------------------------
UPM-Kymmene Oyj                                            34,000        961,111
                                                                    ------------
                                                                       6,766,611
--------------------------------------------------------------------------------
Capital Goods--3.6%
--------------------------------------------------------------------------------
Aerospace/Defense--0.1%
Boeing Co.                                                 15,810        879,036
--------------------------------------------------------------------------------
Industrial Services--1.0%
Canon, Inc.                                                48,000      1,939,705
--------------------------------------------------------------------------------
Pittston Brink's Group                                     85,800      1,912,482
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                             30,900        678,255
--------------------------------------------------------------------------------
Service Corp. International(2)                            235,000      1,494,600
                                                                    ------------
                                                                       6,025,042
--------------------------------------------------------------------------------
Manufacturing--2.5%
Coherent, Inc.(2)                                          42,000      1,519,140
--------------------------------------------------------------------------------
Gaylord Container Corp., Cl. A(2)                           9,232          9,694
--------------------------------------------------------------------------------
Komatsu Ltd.                                              163,000        747,563
--------------------------------------------------------------------------------
Millipore Corp.(1)                                         31,000      1,921,380
--------------------------------------------------------------------------------
Morgan Crucible Co. plc                                   292,800      1,321,858
--------------------------------------------------------------------------------
Pall Corp.(1)                                             114,000      2,682,420
--------------------------------------------------------------------------------
Trinity Industries, Inc.                                   36,000        738,000
--------------------------------------------------------------------------------
Tyco International Ltd.(1)                                126,811      6,911,199
                                                                    ------------
                                                                      15,851,254


4                    Oppenheimer Multiple Strategies Fund/va

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Statement of Investments (Unaudited) (Continued)
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

                                                                    Market Value
                                                           Shares   See Note 1
--------------------------------------------------------------------------------
Communication Services--2.7%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--0.8%
Allegiance Telecom, Inc.(2)                               104,000   $  1,558,960
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)(2)                  5,100        224,349
--------------------------------------------------------------------------------
ECI Telecommunications Ltd.                               197,500        987,500
--------------------------------------------------------------------------------
Intermedia Communications, Inc.                               393          5,856
--------------------------------------------------------------------------------
Intermedia Communications, Inc.(2)(3)                         201          2,845
--------------------------------------------------------------------------------
NTL, Inc.(2)                                               74,400        896,520
--------------------------------------------------------------------------------
WorldCom, Inc.-MCI Group(2)                                 3,560         57,316
--------------------------------------------------------------------------------
WorldCom, Inc.-WorldCom Group(2)                          100,000      1,420,000
                                                                    ------------
                                                                       5,153,346
--------------------------------------------------------------------------------
Telephone Utilities--0.5%
SBC Communications, Inc.                                   69,000      2,764,140
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)            26,283,402        341,417
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar),
Preference                                              3,077,585         47,173
--------------------------------------------------------------------------------
Telefonica SA, BDR                                         15,632        193,581
                                                                    ------------
                                                                       3,346,311
--------------------------------------------------------------------------------
Telecommunications: Wireless--1.4%
AT&T Wireless Group(1)(2)                                 176,000      2,877,600
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A(2)                      55,000        937,750
--------------------------------------------------------------------------------
Gilat Satellite Networks Ltd.(2)                          117,000      1,404,000
--------------------------------------------------------------------------------
Millicom International Cellular SA(2)                     132,900      3,335,790
--------------------------------------------------------------------------------
Telesp Celular Participacoes SA                        49,153,261        268,167
                                                                    ------------
                                                                       8,823,307
--------------------------------------------------------------------------------
Consumer Cyclicals--4.9%
--------------------------------------------------------------------------------
Autos & Housing--0.5%
Borg-Warner Automotive, Inc.                               22,800      1,131,336
--------------------------------------------------------------------------------
Dana Corp.                                                 42,000        980,280
--------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                    323,901        518,293
--------------------------------------------------------------------------------
Lear Corp.(1)(2)                                           21,000        732,900
                                                                    ------------
                                                                       3,362,809
--------------------------------------------------------------------------------
Leisure & Entertainment--1.9%
Bally Total Fitness Holding Corp.(2)                       38,200      1,131,102
--------------------------------------------------------------------------------
Callaway Golf Co.(1)                                      140,000      2,212,000
--------------------------------------------------------------------------------
Hasbro, Inc.                                              142,000      2,051,900
--------------------------------------------------------------------------------
Host Marriott Corp.                                       142,500      1,784,100
--------------------------------------------------------------------------------
Mattel, Inc.                                              153,000      2,894,765
--------------------------------------------------------------------------------
Shimano, Inc.                                             100,000      1,473,701
                                                                    ------------
                                                                      11,547,568
--------------------------------------------------------------------------------
Media--0.8%
Donnelley (R.R.) & Sons Co.(1)                             82,600      2,453,220
--------------------------------------------------------------------------------
Reed International plc                                    180,000      1,594,858
--------------------------------------------------------------------------------
South China Morning Post Holdings Ltd.                  1,608,000      1,061,706
                                                                    ------------
                                                                       5,109,784


                     Oppenheimer Multiple Strategies Fund/VA                   5

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Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                               Market Value
                                                                                     Shares    See Note 1
-----------------------------------------------------------------------------------------------------------
Retail: Speciality--1.2%
Borders Group, Inc.(2)                                                               144,000   $  3,225,600
-----------------------------------------------------------------------------------------------------------
Gap, Inc.(1)                                                                          45,800      1,328,200
-----------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(2)                                                        37,800      1,043,280
-----------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                     22,000        923,780
-----------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                   21,000        918,750
                                                                                               ------------
                                                                                                  7,439,610
-----------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.5%
Jones Apparel Group, Inc.(1)(2)                                                       73,000      3,153,600
-----------------------------------------------------------------------------------------------------------
Consumer Staples--6.5%
-----------------------------------------------------------------------------------------------------------
Broadcasting--2.0%
AT&T Corp./Liberty Media Corp., Cl. A(2)                                              87,000      1,521,630
-----------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)(2)                                              43,000      2,696,100
-----------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A(2)                                                             52,600      1,464,910
-----------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(2)                                               71,000      2,301,820
-----------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A(1)(2)                                               75,800      2,330,850
-----------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)(2)                                                     57,000      1,154,250
-----------------------------------------------------------------------------------------------------------
Societe Europeenne des Satellites                                                      6,000        787,338
                                                                                               ------------
                                                                                                 12,256,898
-----------------------------------------------------------------------------------------------------------
Entertainment--2.2%
Brinker International, Inc.(2)                                                        62,000      1,602,700
-----------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR, Preference(1)                                   56,000      1,814,400
-----------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                     10,000      1,820,077
-----------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.(2)                                                           11,000        316,800
-----------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(2)                                                               163,000      8,435,250
                                                                                               ------------
                                                                                                 13,989,227
-----------------------------------------------------------------------------------------------------------
Food--0.8%
ConAgra Foods, Inc.                                                                   78,000      1,545,180
-----------------------------------------------------------------------------------------------------------
IBP, Inc.                                                                             76,700      1,936,675
-----------------------------------------------------------------------------------------------------------
Unilever NV, NY Shares                                                                20,000      1,191,400
                                                                                               ------------
                                                                                                  4,673,255
-----------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
-----------------------------------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR               14,000        324,940
-----------------------------------------------------------------------------------------------------------
Household Goods--0.6%
Clorox Co. (The)                                                                      30,000      1,015,500
-----------------------------------------------------------------------------------------------------------
Wella AG                                                                              55,900      2,449,539
-----------------------------------------------------------------------------------------------------------
Wella AG, Preference, Non-Vtg                                                          5,200        252,693
                                                                                               ------------
                                                                                                  3,717,732
-----------------------------------------------------------------------------------------------------------
Tobacco--0.8%
Philip Morris Cos., Inc.(1)                                                          102,800      5,217,100



6                    Oppenheimer Multiple Strategies Fund/VA

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--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                          Shares    See Note 1
--------------------------------------------------------------------------------
Energy--5.1%
--------------------------------------------------------------------------------
Energy Services--2.0%
Coflexip SA, Sponsored ADR                                 12,400   $    935,879
--------------------------------------------------------------------------------
Cooper Cameron Corp.(1)(2)                                 36,700      2,047,860
--------------------------------------------------------------------------------
Core Laboratories NV(2)                                    85,400      1,601,250
--------------------------------------------------------------------------------
Houston Exploration Co.(2)                                 17,400        543,750
--------------------------------------------------------------------------------
Noble Drilling Corp.(2)                                    39,000      1,277,250
--------------------------------------------------------------------------------
Petroleum Geo-Services ASA, Sponsored ADR(2)              225,000      2,274,750
--------------------------------------------------------------------------------
Santa Fe International Corp.(1)                            70,000      2,030,000
--------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.(1)                            36,700      1,513,875
                                                                    ------------
                                                                      12,224,614
--------------------------------------------------------------------------------
Oil: Domestic--2.0%
Devon Energy Corp.(1)                                      44,000      2,310,000
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                          33,000      2,882,550
--------------------------------------------------------------------------------
FMC Technologies, Inc.,(2)                                 15,700        324,205
--------------------------------------------------------------------------------
Murphy Oil Corp.                                           12,600        927,360
--------------------------------------------------------------------------------
Ocean Energy, Inc.                                         40,000        698,000
--------------------------------------------------------------------------------
Unocal Corp.                                              130,000      4,439,500
--------------------------------------------------------------------------------
Westport Resources Corp.(2)                                50,000      1,050,000
                                                                    ------------
                                                                      12,631,615
--------------------------------------------------------------------------------
Oil: International--1.1%
Anderson Exploration Ltd.(2)                               69,800      1,409,706
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                         33,300        777,168
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                      77,610      2,953,333
--------------------------------------------------------------------------------
TotalFinaElf SA, B Shares                                   1,700        238,047
--------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                             17,100      1,200,420
                                                                    ------------
                                                                       6,578,674
--------------------------------------------------------------------------------
Financial--7.2%
--------------------------------------------------------------------------------
Banks--4.3%
--------------------------------------------------------------------------------
ABN Amro Holding NV                                        62,700      1,177,886
--------------------------------------------------------------------------------
Bank of America Corp.(1)                                  134,000      8,044,020
--------------------------------------------------------------------------------
BBVA Banco Frances SA                                      95,000        783,828
--------------------------------------------------------------------------------
FleetBoston Financial Corp.                                66,000      2,603,700
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                   230,000     10,258,000
--------------------------------------------------------------------------------
UBS AG                                                      8,350      1,196,175
--------------------------------------------------------------------------------
UniCredito Italiano SpA                                   414,000      1,776,996
--------------------------------------------------------------------------------
Zions Bancorp                                              15,000        885,000
                                                                    ------------
                                                                      26,725,605
--------------------------------------------------------------------------------
Diversified Financial--0.8%
Franklin Resources, Inc.(1)                                48,000      2,196,960
--------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                                  35,500        326,600
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.(1)                               15,000        888,750
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(1)                        22,800      1,464,444
                                                                    ------------
                                                                       4,876,754


                     Oppenheimer Multiple Strategies Fund/VA                   7

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                          Shares    See Note 1
--------------------------------------------------------------------------------
Insurance--0.7%
ACE Ltd.(1)                                                16,000   $    625,440
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                    16,100      1,101,240
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                     24,200      1,986,820
--------------------------------------------------------------------------------
Zurich Financial Services AG                                2,400        818,470
                                                                    ------------
                                                                       4,531,970
--------------------------------------------------------------------------------
Real Estate Investment Trusts--1.1%
Camden Property Trust                                      35,000      1,284,500
--------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                   53,000      1,616,500
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.                       100,000      1,838,000
--------------------------------------------------------------------------------
Equity Office Properties Trust                             27,000        854,010
--------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.                             44,000      1,375,000
                                                                    ------------
                                                                       6,968,010
--------------------------------------------------------------------------------
Savings & Loans--0.3%
Washington Mutual, Inc.(1)                                 54,600      2,050,230
--------------------------------------------------------------------------------
Healthcare--4.9%
--------------------------------------------------------------------------------
Healthcare/Drugs--3.7%
Abbott Laboratories                                        34,500      1,656,345
--------------------------------------------------------------------------------
Alkermes, Inc.(2)                                          23,000        807,300
--------------------------------------------------------------------------------
American Home Products Corp.(1)                            41,000      2,396,040
--------------------------------------------------------------------------------
AstraZeneca plc                                            40,900      1,889,935
--------------------------------------------------------------------------------
GlaxoSmithKline plc, ADR                                   32,433      1,822,735
--------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)(2)                          13,200        795,300
--------------------------------------------------------------------------------
Johnson & Johnson                                          75,000      3,750,000
--------------------------------------------------------------------------------
Merck & Co., Inc.                                          36,500      2,332,715
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(2)                        30,000      1,067,400
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.(1)                                10,000        281,300
--------------------------------------------------------------------------------
Novartis AG(2)                                             68,000      2,460,862
--------------------------------------------------------------------------------
Pliva d.d., GDR(4)                                         20,000        222,000
--------------------------------------------------------------------------------
Schering-Plough Corp.                                      51,000      1,848,240
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(1)(2)                         33,800      2,083,432
                                                                    ------------
                                                                      23,413,604
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.2%
Affymetrix, Inc.(1)(2)                                     25,200        555,660
--------------------------------------------------------------------------------
Boston Scientific Corp.(2)                                 85,000      1,445,000
--------------------------------------------------------------------------------
Covance, Inc.(1)(2)                                       150,000      3,397,500
--------------------------------------------------------------------------------
Quintiles Transnational Corp.(2)                           73,000      1,843,250
                                                                    ------------
                                                                       7,241,410
--------------------------------------------------------------------------------
Technology--10.5%
--------------------------------------------------------------------------------
Computer Hardware--3.2%
3Com Corp.(2)                                              95,800        455,050
--------------------------------------------------------------------------------
Cabletron Systems, Inc.(2)                                 57,200      1,307,020
--------------------------------------------------------------------------------
International Business Machines Corp.(1)                  124,000     14,012,000
--------------------------------------------------------------------------------
Juniper Networks, Inc.(2)                                  55,300      1,719,830
--------------------------------------------------------------------------------
Stratos Lightwave, Inc.(2)                                213,093      2,770,209
                                                                    ------------
                                                                      20,264,109


8                    Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                           Shares   See Note 1
--------------------------------------------------------------------------------
Computer Services--0.6%
Applied Micro Circuits Corp.(2)                            20,000   $    344,000
--------------------------------------------------------------------------------
Art Technology Group, Inc.                                 15,700         91,060
--------------------------------------------------------------------------------
Palm, Inc.(1)(2)                                           57,100        346,597
--------------------------------------------------------------------------------
Titan Corp. (The)(1)(2)                                   128,000      2,931,200
                                                                    ------------
                                                                       3,712,857
--------------------------------------------------------------------------------
Computer Software--1.5%
AOL Time Warner, Inc.(1)(2)                                30,000      1,590,000
--------------------------------------------------------------------------------
i2 Technologies, Inc.(2)                                   20,000        396,000
--------------------------------------------------------------------------------
Intuit, Inc.(1)(2)                                         30,000      1,199,700
--------------------------------------------------------------------------------
Peoplesoft, Inc.(1)(2)                                     73,000      3,593,790
--------------------------------------------------------------------------------
Red Hat, Inc.(2)                                           93,000        372,000
--------------------------------------------------------------------------------
Structural Dynamics Research Corp.(2)                         167          4,092
--------------------------------------------------------------------------------
Synopsys, Inc.(1)(2)                                       35,000      1,693,650
--------------------------------------------------------------------------------
Yahoo!, Inc.(2)                                            29,000        579,710
                                                                    ------------
                                                                       9,428,942
--------------------------------------------------------------------------------
Communications Equipment--0.5%
ADC Telecommunications, Inc.(2)                            43,000        283,800
--------------------------------------------------------------------------------
Cisco Systems, Inc.(2)                                     40,000        728,000
--------------------------------------------------------------------------------
Extreme Networks, Inc.(2)                                  16,000        472,000
--------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B                   175,000        948,500
--------------------------------------------------------------------------------
Nortel Networks Corp.(1)                                   75,000        681,750
                                                                    ------------
                                                                       3,114,050
--------------------------------------------------------------------------------
Electronics--4.5%
Analog Devices, Inc.(1)(2)                                 75,000      3,243,750
--------------------------------------------------------------------------------
ASML Holding NV(2)                                         54,000      1,201,500
--------------------------------------------------------------------------------
Cognex Corp.(2)                                            66,200      2,240,870
--------------------------------------------------------------------------------
Intel Corp.(1)                                            191,000      5,586,750
--------------------------------------------------------------------------------
JDS Uniphase Corp.(1)(2)                                   27,500        343,750
--------------------------------------------------------------------------------
Keyence Corp.                                               8,360      1,658,996
--------------------------------------------------------------------------------
KLA-Tencor Corp.(1)(2)                                     56,700      3,315,249
--------------------------------------------------------------------------------
Lam Research Corp.(1)(2)                                   87,200      2,585,480
--------------------------------------------------------------------------------
National Semiconductor Corp.(1)(2)                         85,000      2,475,200
--------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares                61,000      2,074,000
--------------------------------------------------------------------------------
Teradyne, Inc.(1)(2)                                       76,200      2,522,220
--------------------------------------------------------------------------------
Waters Corp.(2)                                            34,000        938,740
                                                                    ------------
                                                                      28,186,505
--------------------------------------------------------------------------------
Photography--0.2%
Xerox Corp.(1)                                            118,000      1,129,260
--------------------------------------------------------------------------------
Transportation--1.2%
--------------------------------------------------------------------------------
Air Transportation--0.3%
Delta Air Lines, Inc.                                      25,000      1,102,000
--------------------------------------------------------------------------------
Singapore Airlines Ltd.                                   107,000        739,956
                                                                    ------------
                                                                       1,841,956


                     Oppenheimer Multiple Strategies Fund/VA                   9

--------------------------------------------------------------------------------
Statement of Investments (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                               Market Value
                                                                                      Shares   See Note 1
-----------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.6%
Burlington Northern Santa Fe Corp.                                                    61,000   $  1,840,370
-----------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc.(2)                                                     90,000      1,733,400
                                                                                               ------------
                                                                                                  3,573,770
-----------------------------------------------------------------------------------------------------------
Shipping--0.3%
United Parcel Service, Inc., Cl. B                                                    32,000      1,849,600
-----------------------------------------------------------------------------------------------------------
Utilities--0.8%
-----------------------------------------------------------------------------------------------------------
Electric Utilities--0.5%
Edison International(1)                                                               80,600        898,690
-----------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                     45,300        947,223
-----------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                               75,000      1,556,250
                                                                                               ------------
                                                                                                  3,402,163
-----------------------------------------------------------------------------------------------------------
Gas Utilities--0.3%
Dynegy, Inc.(1)                                                                       37,500      1,743,750
                                                                                               ------------
Total Common Stocks (Cost $240,085,494)                                                         322,988,513
===========================================================================================================
Preferred Stocks--0.6%
-----------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv.(4)                                                      54,000      2,936,250
-----------------------------------------------------------------------------------------------------------
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity Redeemable
Stock, Units (each unit consists of one preferred plus one warrant to purchase
5.3355 shares of Sovereign Bancorp common stock)(5)                                   12,500        900,000
                                                                                               ------------
Total Preferred Stocks (Cost $3,356,358)                                                          3,836,250

                                                                                  Units
===========================================================================================================
Rights, Warrants and Certificates--0.0
-----------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group Wts., Cl. G, Exp. 9/11/03(3)                      249          3,735
-----------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(3)                                    1,000            350
-----------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09(3)                                                2,592            259
-----------------------------------------------------------------------------------------------------------
Mexico Value Rts., Exp. 6/30/03                                                    4,450,000         42,498
-----------------------------------------------------------------------------------------------------------
Terex Corp. Rts., Exp. 5/15/02                                                         4,000         84,100
                                                                                               ------------
Total Rights, Warrants and Certificates (Cost $38,888)                                              130,942

                                                                                  Principal
                                                                                  Amount
===========================================================================================================
Mortgage-Backed Obligations--5.0%
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates, 7%, 5/1/29                                                         $ 3,960,223      3,984,975
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 204, Cl. IO, 12.88%, 5/15/29(6)                                            11,860,548      3,243,119
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 5/1/16                                                                        19,923,760     19,641,641
6.50%, 11/1/27--12/1/27                                                            3,235,148      3,193,028
-----------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8%, 4/15/23                                    1,223,487      1,277,064
                                                                                               ------------
Total Mortgage-Backed Obligations (Cost $30,962,533)                                             31,339,827


10                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                 Principal     Market Value
                                                                                 Amount        See Note 1
===========================================================================================================
U.S. Government Obligations--10.8%
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                      $   575,000   $    581,710
7.50%, 11/15/16                                                                    1,310,000      1,525,660
8.875%, 8/15/17                                                                    2,900,000      3,804,211
STRIPS, 6.30%, 8/15/25(7)                                                         10,965,000      2,591,709
STRIPS, 6.54%, 8/15/15(7)                                                          6,035,000      2,593,831
STRIPS, 7.10%, 11/15/18(7)                                                        13,600,000      4,756,981
STRIPS, 7.26%, 11/15/18(7)                                                         8,500,000      2,973,113
STRIPS, 7.31%, 8/15/19(7)                                                         15,300,000      5,122,715
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.75%, 8/15/03                                                                     3,300,000      3,393,166
5.875%, 9/30/02                                                                   15,000,000     15,335,445
6.125%, 8/15/07                                                                    3,500,000      3,675,763
6.25%, 2/15/07                                                                     8,800,000      9,281,906
6.375%, 8/15/02                                                                    5,000,000      5,132,325
6.50%, 8/15/05--10/15/06                                                           4,655,000      4,947,774
7.50%, 11/15/01                                                                    1,775,000      1,800,263
                                                                                               ------------
Total U.S. Government Obligations (Cost $63,636,407)                                             67,516,572
===========================================================================================================
Foreign Government Obligations--12.3%
-----------------------------------------------------------------------------------------------------------
Argentina--2.1%
Argentina (Republic of) Nts., 14.10%, 11/30/02(3)(8)                              13,125,000     12,337,500
-----------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%, 3/31/23(8)                                  1,665,000      1,059,356
                                                                                               ------------
                                                                                                 13,396,856
-----------------------------------------------------------------------------------------------------------
Australia--0.4%
New South Wales Treasury Corp. Gtd. Bonds, 7%, 4/1/04AUD                           3,160,000      1,654,314
-----------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Global Exchangeable Gtd. Nts., 10.50%, 5/15/03AUD        1,800,000        995,317
                                                                                               ------------
                                                                                                  2,649,631
-----------------------------------------------------------------------------------------------------------
Brazil--3.9%
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr.,
8%, 4/15/14                                                                       17,116,599     12,730,471
-----------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 7.375%, 4/15/06(8)          13,160,000     11,745,300
                                                                                               ------------
                                                                                                 24,475,771
-----------------------------------------------------------------------------------------------------------
Canada--2.3%
Canada (Government of) Bonds:
8.50%, 4/1/02CAD                                                                   1,500,000      1,019,053
8.75%, 12/1/05CAD                                                                 12,200,000      9,017,356
9.75%, 12/1/01CAD                                                                  3,000,000      2,022,727
Series WL43, 5.75%, 6/1/29CAD                                                      3,670,000      2,337,279
                                                                                               ------------
                                                                                                 14,396,415
-----------------------------------------------------------------------------------------------------------
Denmark--0.7%
Denmark (Kingdom of) Bonds, 8%, 3/15/06DKK                                        32,100,000      4,098,463
-----------------------------------------------------------------------------------------------------------
Great Britain--0.6%
United Kingdom Treasury Bonds, 6.75%, 11/26/04GBP                                  2,680,000      3,914,264
-----------------------------------------------------------------------------------------------------------
Mexico--0.7%
United Mexican States Collateralized Fixed Rate Par Bonds, Series W-A,
6.25%, 12/31/19                                                                    4,450,000      4,060,625


                     Oppenheimer Multiple Strategies Fund/va                  11

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                 Principal     Market Value
                                                                                 Amount        See Note 1
===========================================================================================================
Foreign Government Obligations (continued)
-----------------------------------------------------------------------------------------------------------
New Zealand--1.1%
New Zealand (Government of) Bonds, 10%, 3/15/02NZD                                16,800,000   $  6,946,395
-----------------------------------------------------------------------------------------------------------
Philippines--0.2%
Philippines (Republic of) Bonds, 8.60%, 6/15/27(3)                                 1,500,000      1,098,750
-----------------------------------------------------------------------------------------------------------
South Africa--0.3%
Eskom Depositary Receipts, Series E168, 11%, 6/1/08ZAR                            12,570,000      1,544,189
                                                                                               ------------
Total Foreign Government Obligations (Cost $82,825,781)                                          76,581,359
===========================================================================================================
Non-Convertible Corporate Bonds and Notes--7.0%
-----------------------------------------------------------------------------------------------------------
Basic Materials--1.1%
-----------------------------------------------------------------------------------------------------------
Chemicals--0.4%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                        500,000        500,000
-----------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec. Disc. Nts.,
13.08%, 12/31/09(7)                                                                1,000,000        307,500
-----------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                               250,000        249,375
9.875% Sec. Nts., Series B, 5/1/07                                                   250,000        248,750
10.875% Sr. Sub. Nts., 5/1/09                                                        150,000        147,750
-----------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                   57,000         56,715
-----------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07                       500,000        187,500
-----------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                         400,000        416,959
-----------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06(9)                                              335,000         82,075
12.375% Sr. Sec. Nts., Series B, 7/15/06(9)                                          650,000        510,250
                                                                                               ------------
                                                                                                  2,706,874
-----------------------------------------------------------------------------------------------------------
Metals--0.4%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                          1,215,000      1,251,450
-----------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                     1,000,000        895,000
-----------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07(3)                                            450,000        411,750
                                                                                               ------------
                                                                                                  2,558,200
-----------------------------------------------------------------------------------------------------------
Paper--0.3%
Aracruz Celulose SA, 10.375% Debs., 1/31/02(3)                                       430,000        438,062
-----------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                       700,000        434,000
-----------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 11.50% Sr. Sec. Nts., 6/1/04                              200,000        228,000
-----------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                      500,000        512,500
10.875% Sr. Sub. Nts., 4/1/08                                                        250,000        241,250
                                                                                               ------------
                                                                                                  1,853,812
-----------------------------------------------------------------------------------------------------------
Capital Goods--0.4%
-----------------------------------------------------------------------------------------------------------
Industrial Services--0.2%
Allied Waste North America, Inc., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09       1,000,000      1,032,500
-----------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                      500,000        465,000
                                                                                               ------------
                                                                                                  1,497,500


12                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                 Principal     Market Value
                                                                                 Amount        See Note 1
-----------------------------------------------------------------------------------------------------------
Manufacturing--0.2%
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                          $   700,000   $    407,750
-----------------------------------------------------------------------------------------------------------
Caterpillar, Inc., 7.375% Unsec. Debs., 3/1/97                                       400,000        399,698
-----------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05               500,000        506,875
                                                                                               ------------
                                                                                                  1,314,323
-----------------------------------------------------------------------------------------------------------
Communication Services--1.2%
-----------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.4%
Exodus Communications, Inc.:
11.25% Sr. Nts., 7/1/08                                                              500,000        175,000
11.625% Sr. Nts., 7/15/10                                                            300,000        105,000
-----------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Unsec. Nts., 5/15/08                       750,000        596,250
-----------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 11% Sr. Unsec. Nts., 3/15/08                           200,000         89,000
-----------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                               250,000         96,250
10% Sr. Unsec. Nts., Series B, 11/15/08                                              750,000        288,750
-----------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05(9)                              750,000         48,750
-----------------------------------------------------------------------------------------------------------
Vodafone Group plc, 7.75% Unsec. Unsub. Nts., 2/15/10                                400,000        420,920
-----------------------------------------------------------------------------------------------------------
WorldCom, Inc., 6.95% Sr. Unsec. Nts., 8/15/28                                       400,000        340,898
-----------------------------------------------------------------------------------------------------------
XO Communications, Inc., 10.75% Sr. Unsec. Nts., 6/1/09                              500,000        162,500
                                                                                               ------------
                                                                                                  2,323,318
-----------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.8%
Crown Castle International Corp.:
9% Sr. Nts., 5/15/11                                                                 500,000        445,000
10.75% Sr. Nts., 8/1/11                                                              350,000        340,375
-----------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                           200,000        151,000
-----------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 13.50% Sr. Disc. Nts., 6/1/06                    750,000        648,750
-----------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(10)                                                 200,000        125,500
9.375% Sr. Unsec. Nts., 11/15/09                                                     500,000        397,500
-----------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(3)                                         250,000        288,750
-----------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(2)(3)(9)              200,000          3,000
-----------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                        750,000        731,250
-----------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                      1,608,000      1,841,160
                                                                                               ------------
                                                                                                  4,972,285
-----------------------------------------------------------------------------------------------------------
Consumer Cyclicals--0.7%
-----------------------------------------------------------------------------------------------------------
Autos & Housing--0.2%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07(2)(3)(9)         300,000         40,500
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                      400,000        410,000
-----------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.70% Unsec. Debs., 5/15/97                                          400,000        378,792
-----------------------------------------------------------------------------------------------------------
KB Home, 7.75% Sr. Nts., 10/15/04                                                    400,000        402,000
                                                                                               ------------
                                                                                                  1,231,292
-----------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                      500,000        500,000
-----------------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07                                         500,000        505,000
                                                                                               ------------
                                                                                                  1,005,000


                     Oppenheimer Multiple Strategies Fund/VA                  13

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                 Principal     Market Value
                                                                                 Amount        See Note 1
-----------------------------------------------------------------------------------------------------------
Media--0.2%
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                          $   150,000   $    158,250
-----------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                            500,000        612,049
-----------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125% Debs., 1/15/13                                             500,000        572,394
                                                                                               ------------
                                                                                                  1,342,693
-----------------------------------------------------------------------------------------------------------
Retail: General--0.1%
Wal-Mart Stores, Inc., 7.55% Sr. Unsec. Nts., 2/15/30                                400,000        436,845
-----------------------------------------------------------------------------------------------------------
Consumer Staples--1.8%
-----------------------------------------------------------------------------------------------------------
Beverages--0.2%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                             700,000        712,250
-----------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                    360,000        349,784
                                                                                               ------------
                                                                                                  1,062,034
-----------------------------------------------------------------------------------------------------------
Broadcasting--1.5%
Adelphia Communications Corp., 9.375% Sr. Nts., 11/15/09                             750,000        720,000
-----------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07              1,000,000      1,055,000
-----------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings
Capital Corp., 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(10)                          1,750,000      1,203,125
-----------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                            300,000        300,000
-----------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                           900,000        904,500
-----------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                   700,000        689,500
-----------------------------------------------------------------------------------------------------------
NTL Communications Corp., 0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(10)          500,000        222,500
-----------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(10)                   500,000        218,750
-----------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07              1,000,000      1,080,000
-----------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                        500,000        478,750
9% Sr. Unsec. Sub. Nts., 7/15/07                                                     375,000        363,750
-----------------------------------------------------------------------------------------------------------
Telewest Communications plc:
9.625% Sr. Debs., 10/1/06                                                            500,000        420,000
11% Sr. Disc. Debs., 10/1/07                                                       1,000,000        847,500
-----------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B, 8/1/09       400,000        143,000
-----------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                              700,000        656,250
                                                                                               ------------
                                                                                                  9,302,625
-----------------------------------------------------------------------------------------------------------
Entertainment--0.0%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                          300,000        271,500
-----------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04                                              300,000        307,500
10.625% Sr. Sub. Nts., Series B, 7/31/07                                             500,000        515,000
                                                                                               ------------
                                                                                                    822,500
-----------------------------------------------------------------------------------------------------------
Household Goods--0.0%
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                 200,000        144,000
-----------------------------------------------------------------------------------------------------------
Energy--0.2%
Energy Services--0.1%
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                        250,000        268,750
-----------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                    500,000        580,812
                                                                                               ------------
                                                                                                    849,562


14                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                 Principal     Market Value
                                                                                 Amount        See Note 1
-----------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Conoco, Inc., 6.95% Sr. Unsec. Nts., 4/15/29                                     $   400,000   $    385,576
-----------------------------------------------------------------------------------------------------------
Financial--0.8%
-----------------------------------------------------------------------------------------------------------
Banks--0.1%
ABN AMRO Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                   400,000        382,506
-----------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.80% Jr. Unsec. Sub. Nts., 2/15/10                           400,000        425,377
                                                                                               ------------
                                                                                                    807,883
-----------------------------------------------------------------------------------------------------------
Diversified Financial--0.6%
Citigroup Inc., 6.875% Unsec. Nts., 2/15/98                                          450,000        414,137
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
5.125%, 2/13/04                                                                    1,750,000      1,758,085
7.125%, 1/15/30                                                                      400,000        428,937
-----------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.25% Nts., Series A, 2/1/05                         400,000        424,636
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts.,
Series B, 1/28/10                                                                    400,000        422,462
-----------------------------------------------------------------------------------------------------------
International Business Machines Corp., 7.125% Sr. Unsec. Unsub. Debs., 12/1/96       400,000        378,904
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,827,161
-----------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.1%
Meristar Hospitality Corp., 9.125% Sr. Nts., 1/15/11(4)                              500,000        506,250
-----------------------------------------------------------------------------------------------------------
Healthcare--0.1%
-----------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.0%
Amgen, Inc., 8.125% Unsec. Debs., 4/1/97                                              91,000         91,039
-----------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.1%
Sun Healthcare Group, Inc., 9.375% Sr. Sub. Nts., 5/1/08(2)(3)(9)                  1,000,000            150
-----------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                       200,000        206,250
9.25% Sr. Nts., 9/1/10                                                               200,000        226,500
                                                                                               ------------
                                                                                                    432,900
-----------------------------------------------------------------------------------------------------------
Technology--0.1%
-----------------------------------------------------------------------------------------------------------
Electronics--0.1%
Amkor Technology, Inc., 9.25% Sr. Unsec. Nts., 5/1/06                                500,000        485,000
-----------------------------------------------------------------------------------------------------------
Motorola, Inc., 5.22% Unsec. Debs., 10/1/97                                          140,000         78,685
                                                                                               ------------
                                                                                                    563,685
-----------------------------------------------------------------------------------------------------------
Transportation--0.3%
-----------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                                500,000        442,500
-----------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04(9)                      1,000,000      1,005,000
                                                                                               ------------
                                                                                                  1,447,500
-----------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.1%
Norfolk Southern Corp., 7.90% Sr. Bonds, 5/15/97                                     400,000        396,505
-----------------------------------------------------------------------------------------------------------
Utilities--0.3%
-----------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
Calpine Corp., 8.75% Sr. Nts., 7/15/07                                               300,000        296,091
-----------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                                             989,000      1,059,900
                                                                                               ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $48,363,849)                               43,508,853


                     Oppenheimer Multiple Strategies Fund/VA                  15

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                 Principal     Market Value
                                                                                 Amount        See Note 1
-----------------------------------------------------------------------------------------------------------
Convertible Corporate Bonds and Notes--2.1%
-----------------------------------------------------------------------------------------------------------
Alkermes, Inc., 3.75% Cv. Sub. Nts., 2/15/07                                     $ 2,000,000   $  1,512,500
-----------------------------------------------------------------------------------------------------------
CNET Networks, Inc., 5% Cv. Unsec. Nts., 3/1/06                                    3,000,000      2,133,750
-----------------------------------------------------------------------------------------------------------
Gilat Satellite Networks Ltd., 4.25% Cv. Unsec. Sub. Nts., 3/15/05                 1,500,000        900,000
-----------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc., 3.75% Cv. Unsec. Nts., 3/15/07                          750,000        614,062
-----------------------------------------------------------------------------------------------------------
Incyte Genomics, Inc., 5.50% Cv. Unsec. Nts., 2/1/07                               2,500,000      1,875,000
-----------------------------------------------------------------------------------------------------------
Quanex Corp., 6.88% Cv. Unsec. Sub. Nts., 6/30/07                                  1,200,000      1,165,500
-----------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc., 3.75% Cv. Nts., 8/15/05                                    2,250,000      2,010,938
-----------------------------------------------------------------------------------------------------------
Sepracor, Inc., 5% Cv. Sub. Nts., 2/15/07                                          2,000,000      1,365,000
-----------------------------------------------------------------------------------------------------------
Sunrise Assisted Living, Inc., 5.50% Cv. Nts., 6/15/02                             1,000,000        960,000
-----------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp., 4% Cv. Sub. Nts., 3/15/05                             1,000,000        805,000
                                                                                               ------------
Total Convertible Corporate Bonds and Notes (Cost $12,708,033)                                   13,341,750
===========================================================================================================
Structured Instruments--0.0%
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch), Carnival Corp.
Equity Linked Nts., 7%, 7/17/02(3) (Cost $157,116)                                   159,120        208,447
===========================================================================================================
Repurchase Agreements--9.2%
-----------------------------------------------------------------------------------------------------------
Repurchase agreement with Deutsche Bank Securities, Inc., 3.92%, dated 6/29/01, to be repurchased at $57,174,671 on 7/2/01, collateralized by U.S. Treasury
Bonds, 8.875%--10.375%, 11/15/09--2/15/19, with a value of $58,518,158
(Cost $57,156,000)                                                                57,156,000     57,156,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $ 539,290,459)                                        98.7%   616,608,513
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          1.3      8,119,282
                                                                                 -----------   ------------
Net Assets                                                                             100.0%  $624,727,795
                                                                                 ===========   ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

   AUD --  Australian Dollar                  GBP --  British Pound Sterling
   CAD --  Canadian Dollar                    NZD --  New Zealand Dollar
   DKK --  Danish Krone                       ZAR --  South African Rand

(1) A sufficient amount of liquid assets has been designated to cover outstanding written call and put options, as follows:


                                             Contracts         Expiration   Exercise   Premium    Market Value
                                             Subject to Call   Date         Price      Received   See Note 1
                                             ----------------- -----------  --------   --------   ------------
ACE Ltd.                                        160              11/19/01   $  40.00   $51,606         $39,200
AOL Time Warner, Inc.                            65              10/22/01      70.00     6,955           2,600
AT&T Wireless Group                             500               7/23/01      35.00    61,000              --
Affymetrix, Inc.                                122              11/19/01      65.00    26,473              --
Alcoa, Inc.                                      70              10/22/01      45.00    12,040          11,200
American Home Products Corp.                     65              10/22/01      70.00    10,205           2,275
Analog Devices, Inc.                            100               9/24/01      65.00    17,699           3,000
Analog Devices, Inc.                             70              12/24/01      80.00    24,289           4,200
Bank of America Corp.                           150               8/20/01      60.00    43,611          36,000
Brocade Communications Systems, Inc.             50               7/23/01     125.00    84,222              --
Callaway Golf Co.                               200               8/20/01      25.00    56,398              --
Callaway Golf Co.                               150              11/19/01      30.00    28,049              --
Clear Channel Communications, Inc.               94              10/22/01      75.00    16,637           8,930
Cooper Cameron Corp.                             70              11/19/01      80.00    39,689           4,550
Covance, Inc.                                    95              11/19/01      17.50    18,714          56,050
Devon Energy Corp.                               40               7/23/01      65.00    21,079             200
Donnelley (R.R.) & Sons Co.                     204              12/24/01      30.00    41,886          52,020


16                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
(1) Outstanding written call and put options continued.

                                             Contracts         Expiration   Exercise   Premium    Market Value
                                             Subject to Call   Date         Price      Received   See Note 1
--------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                      50              12/24/01    $ 35.00   $ 4,200         $ 4,250
Dow Chemical Co.                                120               9/24/01      40.00    17,639           4,200
Dynegy, Inc.                                    155               9/24/01      50.00   120,431          48,050
Dynegy, Inc.                                    100               9/24/01      55.00    61,198          10,000
Edison International                            300               7/23/01      17.50    65,098              --
Emmis Communications Corp., Cl. A                40               9/24/01      40.00     9,080           3,200
Engelhard Corp.                                 200              10/22/01      25.00    49,398          45,000
Engelhard Corp.                                 200              10/22/01      30.00    18,799          11,000
Franklin Resources, Inc.                        100              10/22/01      50.00    20,199          13,000
Gap, Inc.                                        21               9/24/01      40.00     3,297             105
General Motors Corp., Cl. H                     230              12/24/01      25.00    63,666          33,350
General Motors Corp., Cl. H                     220              12/24/01      30.00    34,539          13,200
Goodrich Corp.                                  128               8/20/01      40.00    38,591           9,600
Goodrich Corp.                                  128               8/20/01      45.00    36,211              --
Goodrich Corp.                                  150              11/19/01      45.00    28,799           7,500
Human Genome Sciences, Inc.                      42              10/22/01      90.00    38,933           9,450
Intel Corp.                                      30              10/22/01      45.00     3,660             600
International Business Machines Corp.            25              10/22/01     150.00     7,300           1,375
Intuit, Inc.                                     87               1/21/02      55.00    27,578          27,840
Intuit, Inc.                                     20              10/22/01      50.00     5,340           4,300
Jones Apparel Group, Inc.                       140               8/20/01      45.00    32,479          18,200
Jones Apparel Group, Inc.                       140               8/20/01      50.00    20,579           8,400
KLA-Tencor Corp.                                116               9/24/01      60.00    71,250          85,840
KLA-Tencor Corp.                                185              12/24/01      80.00   113,362          83,250
Lam Research Corp.                              150               9/24/01      40.00    53,548          12,000
Lam Research Corp.                              250              12/24/01      55.00    57,998          13,750
Lear Corp.                                      210              12/24/01      40.00    75,967          36,750
Merrill Lynch & Co., Inc.                        50              10/22/01      85.00    12,350             500
Millipore Corp.                                  58              10/22/01      65.00    27,875          23,780
Morgan Stanley Dean Witter & Co.                 68              10/22/01      85.00    19,515           6,120
Mylan Laboratories, Inc.                        100              10/22/01      30.00    16,032          17,500
National Semiconductor Corp.                    320              11/19/01      40.00    83,837          43,200
News Corp. Ltd. (The), Sponsored ADR,
Preference                                      280              10/22/01      40.00    22,119           9,800
Pall Corp.                                      180               9/24/01      25.00    30,059          11,700
Palm, Inc.                                      170               8/20/01      80.00    18,615              --
Peoplesoft, Inc.                                120               7/23/01      55.00    91,137          10,200
Peoplesoft, Inc.                                150              10/22/01      55.00    25,049          76,500
Philip Morris Cos., Inc.                        248              12/24/01      60.00    73,654          24,800
Santa Fe International Corp.                    140               7/23/01      45.00    21,970              --
Synopsys, Inc.                                  150               9/24/01      60.00    97,050          26,250
Synopsys, Inc.                                  150               9/24/01      75.00    49,048           2,250
Teradyne, Inc.                                  150              10/22/01      45.00    58,048              --
Titan Corp. (The)                               100              10/22/01      25.00    25,919          18,500
Titan Corp. (The)                               100              10/22/01      30.00    13,240           7,000
Transocean Sedco Forex, Inc.                    100               8/20/01      60.00    29,699           1,500
Tyco International Ltd.                         200              10/22/01      40.00    47,398          42,000
Tyco International Ltd.                          92              10/22/01      65.00    15,363          11,040
Washington Mutual, Inc.                          36              10/22/01      40.00     6,012           7,560


                     Oppenheimer Multiple Strategies Fund/VA                  17

-------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
(1) Outstanding written call and put options continued.

                                             Contracts         Expiration   Exercise  Premium     Market Value
                                             Subject to Call   Date         Price     Received    See Note 1
---------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                          36              10/22/01     $43.38  $    2,664   $     2,970
Watson Pharmaceuticals, Inc.                    110               1/21/02      75.00      25,169        25,300
Xerox Corp.                                     400              10/22/01      12.50      48,798        20,000
                                                                                       ----------   ----------
                                                                                       2,500,311     1,112,905
                                                                                       ----------   ----------

                                             Contracts         Expiration   Exercise   Premium    Market Value
                                             Subject to Put    Date         Price      Received   See Note 1
---------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                            150               9/24/01     $25.00  $   31,049    $    2,250
Applied Micro Circuits Corp.                    170               8/20/01      15.00      33,489        23,800
Applied Micro Circuits Corp.                    170               8/20/01      22.50      71,738        95,200
Brocade Communications Systems, Inc.            150               7/23/01      40.00     100,797        29,250
Brocade Communications Systems, Inc.            150              10/22/01      35.00     137,363        64,500
Brocade Communications Systems, Inc.            100              10/22/01      17.50      26,699         5,000
Cisco Systems, Inc.                             100              10/22/01      15.00      19,699         8,500
Cisco Systems, Inc.                             150              10/22/01      20.00      45,486        44,250
International Rectifier Corp.                   150               9/24/01      30.00      74,548        42,000
i2 Technologies, Inc.                           150               8/20/01      30.00     112,050       159,000
i2 Technologies, Inc.                           100               8/20/01      12.50      18,449         4,500
i2 Technologies, Inc.                           120               8/20/01      22.50      76,137        50,400
JDS Uniphase Corp.                               70               9/24/01      15.00      12,915        25,200
Nortel Networks Corp.                           300               9/24/01      12.50      36,599       105,000
Oracle Corp.                                    400               9/24/01      12.50      53,798         8,000
Palm, Inc.                                       79               8/20/01      15.00      23,462        68,730
Palm, Inc.                                      130              11/19/01       7.50      13,552        29,900
Peoplesoft, Inc.                                150              10/22/01      15.00      37,049            --
Sun Microsystems, Inc.                          175              10/22/01      15.00      45,411        28,875
Sun Microsystems, Inc.                          275              10/22/01      17.50      85,110        79,750
Veritas Software Corp.                          100               8/20/01      50.00      84,697        13,000
Yahoo!, Inc.                                    150              10/22/01      10.00      23,924         2,250
Yahoo!, Inc.                                    200              10/22/01      12.50      46,899        10,000
                                                                                      ----------    ----------
                                                                                       1,210,920       899,355
                                                                                      ----------    ----------
                                                                                      $3,711,231    $2,012,260
                                                                                      ==========    ==========


(2) Non-income-producing security.

(3) Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

(4) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,664,500 or 0.59% of the Fund's net assets as of June 30, 2001.

(5) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

(6) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

(7) Zero coupon bond reflects the effective yield on the date of purchase.

(8) Represents the current interest rate for a variable or increasing rate security.

(9) Issuer is in default.

(10) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.


18                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

===============================================================================================================
Assets
Investments, at value (cost $539,290,459)--see accompanying statement                             $616,608,513
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                    17,426
---------------------------------------------------------------------------------------------------------------
Collateral for options                                                                               4,969,450
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                           4,074,421
Investments sold                                                                                     3,264,985
Shares of beneficial interest sold                                                                     632,513
Other                                                                                                    3,683
                                                                                                  ------------
Total assets                                                                                       629,570,991
===============================================================================================================
Liabilities
Options written, at value (premiums received $3,711,231)--see accompanying statement                 2,012,260
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                2,550,935
Shares of beneficial interest redeemed                                                                 217,392
Shareholder reports                                                                                     39,386
Trustees' compensation                                                                                       2
Other                                                                                                   23,221
                                                                                                  ------------
Total liabilities                                                                                    4,843,196
==============================================================================================================
Net Assets                                                                                        $624,727,795
                                                                                                  ============
==============================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                        $     39,368
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         531,511,532
--------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                9,738,350
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions                4,432,140
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                            79,006,405
                                                                                                  ------------
Net assets--applicable to 39,367,866 shares of beneficial interest outstanding                    $624,727,795
                                                                                                  ============
==============================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                $15.87

See accompanying Notes to Financial Statements.


                     Oppenheimer Multiple Strategies Fund/VA                  19

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

==============================================================================================================
Investment Income
Interest (net of foreign withholding taxes of $345)                                                $ 9,714,371
--------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $62,801)                                              2,416,332
                                                                                                   -----------
Total income                                                                                        12,130,703
==============================================================================================================
Expenses
Management fees                                                                                      2,176,515
--------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                     81,363
--------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                             25,717
--------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                   3,645
--------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                            2,355
--------------------------------------------------------------------------------------------------------------
Other                                                                                                   23,063
                                                                                                   -----------
Total expenses                                                                                       2,312,658
Less reduction to custodian expenses                                                                    (2,265)
                                                                                                   -----------
Net expenses                                                                                         2,310,393
==============================================================================================================
Net Investment Income                                                                                9,820,310
==============================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                7,929,697
Closing and expiration of option contracts written                                                   1,862,302
Foreign currency transactions                                                                       (4,060,544)
                                                                                                   -----------
Net realized gain (loss)                                                                             5,731,455

--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                         14,594,026
Translation of assets and liabilities denominated in foreign currencies                                347,383
                                                                                                   -----------
Net change                                                                                          14,941,409
                                                                                                   -----------
Net realized and unrealized gain (loss)                                                             20,672,864
==============================================================================================================
Net Increase in Net Assets Resulting from Operations                                               $30,493,174
                                                                                                   ===========

See accompanying Notes to Financial Statements.


20                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                Six Months Ended   Year Ended
                                                                                June 30, 2001      December 31,
                                                                                (Unaudited)        2000
================================================================================================================
Operations
Net investment income (loss)                                                      $  9,820,310      $ 24,683,005
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                             5,731,455        32,319,691
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                14,941,409       (20,586,722)
                                                                                  ------------      ------------
Net increase (decrease) in net assets resulting from operations                     30,493,174        36,415,974
================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                               (22,752,705)      (26,143,340)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                               (30,390,350)      (37,970,659)
================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                                    58,079,832        38,213,035
================================================================================================================
Net Assets
Total increase                                                                      35,429,951        10,515,010
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                589,297,844       578,782,834
                                                                                  ------------      ------------
End of period [including undistributed (overdistributed) net investment
income of $9,738,350 and $22,670,745, respectively]                               $624,727,795      $589,297,844
                                                                                  ============      ============

See accompanying Notes to Financial Statements.


                     Oppenheimer Multiple Strategies Fund/VA                  21

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                             Six Months Ended
                                             June 30, 2001     Year Ended December 31,
                                             (Unaudited)       2000          1999            1998          1997         1996
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period            $16.55         $  17.46      $  17.05       $  17.01       $  15.63     $ 14.55
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .25              .72           .82            .71            .62          .72
Net realized and unrealized gain (loss)            .56              .38          1.04            .42           1.95         1.45
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                         .81             1.10          1.86           1.13           2.57         2.17
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.64)            (.82)         (.59)          (.16)          (.61)        (.74)
Distributions from net realized gain              (.85)           (1.19)         (.86)          (.93)          (.58)        (.35)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (1.49)           (2.01)        (1.45)         (1.09)         (1.19)       (1.09)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $15.87         $  16.55        $17.46         $17.05         $17.01       $15.63
                                                ======         ========        ======         ======         ======       ======
===============================================================================================================================
Total Return, at Net Asset Value(1)               5.34%            6.44%        11.80%          6.66%         17.22%       15.50%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)      $624,728         $589,298      $578,783       $622,333       $637,545     $484,285
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $610,844         $566,724      $593,151       $640,131       $564,369     $428,277
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             3.24%            4.36%         4.46%          4.05%          3.86%        4.89%
Expenses                                          0.76%            0.76%         0.73%          0.76%(3)       0.75%(3)     0.77%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             20%              42%           17%            43%            42%          40%


(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


22                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies

Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Structured Notes. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2001, the market value of these securities comprised 0.0% of the Fund's net assets, and resulted in unrealized gains in the current period of $51,331.

--------------------------------------------------------------------------------

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2001, securities with an aggregate market value of $1,689,725, representing 0.27% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.


                     Oppenheimer Multiple Strategies Fund/VA                  23

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies (continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recog-nition of certain foreign currency gains (losses) as ordinary income
(loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The Fund adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $2,003,025 decrease to cost of securities and a corresponding $2,003,025 increase in net unrealized appreciation, based on securities held as of December 31, 2000.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                Six Months Ended June 30, 2001    Year Ended December 31, 2000
                                                ------------------------------    -----------------------------
                                                Shares       Amount               Shares         Amount
---------------------------------------------------------------------------------------------------------------
Sold                                             3,820,664    $ 62,479,542         5,866,277      $  97,138,029
Dividends and/or distributions reinvested        3,507,792      53,143,055         3,923,745         64,113,999
Redeemed                                        (3,563,387)    (57,542,765)       (7,335,615)      (123,038,993)
                                                ----------    ------------        ----------      -------------
Net increase (decrease)                          3,765,069    $ 58,079,832         2,454,407      $  38,213,035
                                                ==========    ============        ==========      =============

===============================================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $121,436,554 and $108,729,992, respectively.


24                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.72%.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.

================================================================================

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================

6. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                     Oppenheimer Multiple Strategies Fund/VA                  25

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
6. Option Activity (continued)

Written option activity for the six months ended June 30, 2001, was as follows:


                                                 Call Options                   Put Options
                                                 -----------------------------------------------------
                                                 Number of   Amount of          Number of  Amount of
                                                 Contracts   Premiums           Contracts  Premiums
------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 2000          6,938   $ 2,050,546              90    $   66,479
Options written                                     12,192     3,354,008           4,028     1,462,308
Options closed or expired                           (9,392)   (2,754,010)           (130)      (70,147)
Options exercised                                     (488)     (150,233)           (299)     (247,720)
                                                    ------   -----------           -----    ----------
Options outstanding as of June 30, 2001              9,250   $ 2,500,311           3,689    $1,210,920
                                                    ======   ===========           =====    ==========


================================================================================

7. Illiquid or Restricted Securities

As of June 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2001, was $14,834,098, which represents 2.37% of the Fund's net assets, of which $2,845 is considered restricted. Information concerning restricted securities is as follows:

                                                                   Valuation Per   Unrealized
                                          Acquisition   Cost Per   Unit as of      Appreciation
Security                                  Date          Unit       June 30, 2001   (Depreciation)
------------------------------------------------------------------------------------------------
Stocks and Warrants
===================
Intermedia Communications, Inc.           9/29/98-      $15.25     $14.15          $(219)
                                          12/29/98


26                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA
--------------------------------------------------------------------------------


A Series of Oppenheimer Variable Account Funds

===========================================================================================

Officers and Trustees               James C. Swain, Trustee, CEO and Chairman of the Board
                                    Bridget A. Macaskill, Trustee and President
                                    William L. Armstrong, Trustee
                                    Robert G. Avis, Trustee
                                    George C. Bowen, Trustee
                                    Edward L. Cameron, Trustee
                                    Jon S. Fossel, Trustee
                                    Sam Freedman, Trustee
                                    C. Howard Kast, Trustee
                                    Robert M. Kirchner, Trustee
                                    F. William Marshall, Jr., Trustee
                                    George Evans, Vice President
                                    Michael S. Levine, Vice President
                                    David P. Negri, Vice President
                                    Richard H. Rubinstein, Vice President
                                    Susan Switzer, Vice President
                                    Andrew J. Donohue, Vice President and Secretary
                                    Brian W. Wixted, Treasurer
                                    Robert J. Bishop, Assistant Treasurer
                                    Scott T. Farrar, Assistant Treasurer
                                    Robert G. Zack, Assistant Secretary

==========================================================================================

Investment Advisor                  OppenheimerFunds, Inc.

==========================================================================================

Transfer Agent                      OppenheimerFunds Services

==========================================================================================

Custodian of Portfolio Securities   The Bank of New York

==========================================================================================

Independent Auditors                Deloitte & Touche LLP

==========================================================================================

Legal Counsel                       Myer, Swanson, Adams & Wolf, P.C.


                                    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                    For more complete information about
                                    Oppenheimer Multiple Strategies Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call
                                    OppenheimerFunds, Inc. at 1.800.981.2871.

                                    (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


                     Oppenheimer Multiple Strategies Fund/VA                  27